Other current liabilities - Additional information (Details)								1 Months Ended		3 Months Ended	12 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 27, 2025 EUR (€) shares	Dec. 14, 2023 USD ($) $ / shares shares	Dec. 01, 2023 USD ($) shares	Dec. 14, 2022 EUR (€) item shares	Oct. 20, 2022	Oct. 16, 2022 USD ($) $ / shares shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2022 shares	Dec. 31, 2023 shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 $ / shares	Dec. 31, 2024 EUR (€)	Dec. 14, 2022 $ / shares	Dec. 31, 2021 € / shares
Other current liabilities
Share capital | €								€ 118,000			€ 118,000
Payments to acquire or redeem entity's shares | €											669,000
Repayments of loan note | €											8,547,000
Warrant liabilities | €								€ 273,000			273,000		€ 1,223,000
Meritz Securities Co., Ltd.
Other current liabilities
Number of shares repurchased		13,804,733
Repurchased of ordinary shares financing fund | €		€ 48,100,000
Borrowings rates		11.40%
Number of installments for repayment		2
Repayments of loan note | €	€ 8.5
Number of shares cancelled								19,050,381
Ordinary shares equals or exceeds $ 18.00
Other current liabilities
Par value per share | $ / shares														$ 18
Exercise price of warrants | $ / shares														0.01
Number of trading days for determining the share price					20 days
Number of consecutive trading days for determining the share price					30 days
Ordinary shares equals or exceeds $ 10.00
Other current liabilities
Par value per share | $ / shares														10
Exercise price of warrants | $ / shares														0.1
Number of trading days for determining the share price					20 days
Number of consecutive trading days for determining the share price					30 days
LGHL public warrants
Other current liabilities
Conversion of warrants					20,699,969
Warrants
Other current liabilities
Warrant liabilities | €					€ 5,261,000			€ 273,000			273,000		€ 1,223,000
Revaluation surplus | €								€ 950,000			€ 950,000
LGH private placement warrants
Other current liabilities
Conversion of warrants					11,280,000
Warrant liabilities | €					€ 2,609,000
Ordinary shares
Other current liabilities
Par value per share | (per share)												$ 0.000001		$ 11.5	€ 0.000001
Warrants, conversion basis | item					1
LGHL Shares
Other current liabilities
Par value per share | $ / shares												0.000001
LGHL Shares | Meritz
Other current liabilities
Number of shares agreed to be repurchased				5,245,648
Total purchase | $				$ 20,000,000
LGHL Shares | FFG
Other current liabilities
Number of shares issued upon conversion									4,999,999
Convertible preference shares | FFG
Other current liabilities
Number of shares issued upon conversion									1
Meritz
Other current liabilities
Number of charged shares			5,171,565
Percentage of underwriting fees										4.00%
Repurchase of convertible preference share			1
Return on investment rate						11.50%
Return on investment basis							1.115
Meritz | FFG private placement subscription shares
Other current liabilities
Number of shares issued							18,569,282			18,569,282
Issuance of Ordinary Shares | $							$ 49,999,999
Par value per share | $ / shares							$ 1
Meritz | Ordinary shares
Other current liabilities
Payments to acquire or redeem entity's shares | $			$ 54,473,260
Number of shares repurchased			4,999,999
Number of shares issued			19,050,381
Issuance of Ordinary Shares | $			$ 69,473,260
Par value per share | $ / shares			$ 0.000001									0.000001
Meritz | Convertible preference shares
Other current liabilities
Repurchase of convertible preference share			1
Par value per share | $ / shares												$ 0.000001